Shareholder Report, Holdings (Details)	May 31, 2026
C000005532 | Top10HoldingBlackstone Partners Offshore FundBNY-TC7OZ3MW6
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005532 | Top10HoldingT. Rowe Price Institutional Emerging Markets Equity FundBNY-74144Q203
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005532 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged) - I ClassBNY-77956H195
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005532 | Top10HoldingT. Rowe Price Dynamic Global Bond Fund - I ClassBNY-77956H468
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005532 | Top10HoldingT. Rowe Price Real Assets Fund - I ClassBNY-87279W209
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005532 | Top10HoldingT. Rowe Price Emerging Markets Bond Fund - I ClassBNY-77956H534
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005532 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005532 | Top10HoldingT. Rowe Price Institutional High Yield Fund - Institutional ClassBNY-77958B204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005532 | Top10HoldingU.S. Treasury NotesBNY-91282CGC9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005532 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005532 | Other0BNY-20753CAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005532 | 0BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000005532 | 0BNY-77956H195
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000005532 | 0BNY-74144Q203
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005532 | 0BNY-TC7OZ3MW6
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005532 | 0BNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005532 | 0BNY-21H052660
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005532 | 0BNY-674599EA9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005532 | 0BNY-92842NAA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005532 | 0BNY-20753CAA8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000169938 | Top10HoldingBlackstone Partners Offshore FundBNY-TC7OZ3MW6
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169938 | Top10HoldingT. Rowe Price Institutional Emerging Markets Equity FundBNY-74144Q203
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169938 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged) - I ClassBNY-77956H195
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169938 | Top10HoldingT. Rowe Price Dynamic Global Bond Fund - I ClassBNY-77956H468
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169938 | Top10HoldingT. Rowe Price Real Assets Fund - I ClassBNY-87279W209
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169938 | Top10HoldingT. Rowe Price Emerging Markets Bond Fund - I ClassBNY-77956H534
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169938 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169938 | Top10HoldingT. Rowe Price Institutional High Yield Fund - Institutional ClassBNY-77958B204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169938 | Top10HoldingU.S. Treasury NotesBNY-91282CGC9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169938 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169938 | Other0BNY-20753CAA8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169938 | 0BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000169938 | 0BNY-77956H195
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000169938 | 0BNY-74144Q203
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000169938 | 0BNY-TC7OZ3MW6
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000169938 | 0BNY-912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000169938 | 0BNY-21H052660
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169938 | 0BNY-674599EA9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169938 | 0BNY-92842NAA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000169938 | 0BNY-20753CAA8
Holdings [Line Items]
Percent of Net Asset Value	1.00%